CSMC 2022-RPL4 ABS-15G

Exhibit 99.9

September 15, 2022

Due Diligence Narrative Report for:

CSMC 2022-RPL4

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In September 2022, DLJ Mortgage Capital, Inc. (“DLJ”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of title on 85 mortgage loans. These title searches were reviewed in September 2022. The review consisted of:

REVIEW TYPE	#FILES
Title/Tax/Lien Review	85

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variations
2.	Applicant in Title/Due On Sale
3.	No Open Mortgage
4.	Delinquent or Unpaid Taxes
5.	Municipal Liens
6.	HOA Liens
7.	Other Priority Liens
8.	Federal Tax Liens
9.	State Tax Liens
10.	Subject Mortgage was in 1st Lien Position
11.	Subject Mortgage found of record
12.	Subject Mortgage released or cancelled
13.	Subject Mortgage has been foreclosed
14.	Potential Assignment Chain Issues
15.	Mortgage property in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 63 mortgage loans and reported to our client in “CSMC 2022- RPL4 Title Review R_09142022.xlsx” the following potential exceptions:

●	1 loan had Address Variations

●	3 loans showed Applicant Not on Title/Due on Sale

●	0 loans showed No Open Mortgage

●	5 loans had Delinquent or Unpaid taxes

●	0 loans had Municipal Liens

●	0 loans had HOA Liens

●	0 loans had liens Other Priority Liens

●	5 loans had Federal Tax Liens

●	3 loans had State Tax Liens

●	3 loans showed Subject Mortgage not found in first lien position

●	42 loans showed Subject Mortgage not found of record

●	0 loans showed Subject Mortgage was released or cancelled

●	0 loans showed Subject Mortgage as being foreclosed

●	0 loans had Potential Assignment Chain Issues

●	9 loans with Mortgage Property in a Super Lien State

RRRM reviewed the title information on 22 mortgage loans and reported to our client in “CSMC 2022-RPL4_PR Title Review R_09142022.xlsx” the following potential exceptions:

●	0 loan had Address Variations

●	1 loan showed Applicant Not on Title/Due on Sale

●	0 loans showed No Open Mortgage

●	0 loans had Delinquent or Unpaid taxes

●	0 loans had Municipal Liens

●	1 loan had HOA Liens

●	0 loans had liens Other Priority Liens

●	0 loans had Federal Tax Liens

●	0 loans had State Tax Liens

●	1 loan showed Subject Mortgage not found in first lien position

●	0 loans showed Subject Mortgage not found of record

●	1 loan showed Subject Mortgage was released or cancelled

●	0 loans showed Subject Mortgage as being foreclosed

●	0 loans had Potential Assignment Chain Issues

●	0 loans with Mortgage Property in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com